Tax expenses (Schedule of Tax Balances) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets/(liabilities) | ₪		₪ 3,965		₪ (3,750)
Deferred tax assets/liabilities | ₪		₪ (768)		₪ 818		₪ 2,882
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets/(liabilities) | $	$ 1,233
Deferred tax assets/liabilities | $	$ (238)		$ 254		$ 833